Bank overdrafts, bonds and bank loans - Additional Information (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of bank overdraft bonds and bank loans [line items]
Carrying amount of bank loans	£ 186.8	£ 993.4
Corporate bond [member]
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 5,965.7	£ 5,816.5